Share Capital - Capital Issued (Details)	Dec. 13, 2023 EUR (€) € / shares shares	Nov. 10, 2023 EUR (€) € / shares shares	Nov. 07, 2023 EUR (€) € / shares shares	Sep. 13, 2023 EUR (€) € / shares shares	Apr. 20, 2023 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 13, 2023 $ / shares	Dec. 12, 2023 EUR (€)	Nov. 09, 2023 EUR (€)	Nov. 06, 2023 EUR (€)	Sep. 12, 2023 EUR (€)	Sep. 11, 2023 shares	Apr. 19, 2023 EUR (€)	Dec. 31, 2022 EUR (€) € / shares shares	Mar. 31, 2022 shares	Dec. 31, 2021 EUR (€) shares
Disclosure of classes of share capital
Equity | €						€ (1,843,000)								€ (27,045,000)		€ 26,790,000
Par value per share (euro per share) | € / shares						€ 0.03								€ 0.03
Share Capital
Disclosure of classes of share capital
Equity | €	€ 1,413,999.85	€ 1,386,962.17	€ 1,274,074.48	€ 1,085,700.58	€ 1,056,911.46	€ 1,413,999.85		€ 1,386,962.17	€ 1,274,074.48	€ 1,085,700.58	€ 1,056,911.47		€ 1,046,276.16	€ 1,046,276.16		€ 1,045,000
Number of shares outstanding (in shares)						47,133,328								34,875,872		34,825,872
Increase (decrease) in equity | €	€ 27,037.68	€ 112,887.69	€ 188,373.9	€ 28,789.11	€ 10,635.3
Increase (decrease) in number of shares outstanding			6,279,130
Share price (euro per share) | € / shares			€ 0.03
Capital increase, net (in shares)						12,257,456								50,000
Share Capital | ADS Shares
Disclosure of classes of share capital
Par value per share (euro per share) | € / shares			€ 0.03
Capital increase, net (in shares)			3,786,907
Share Capital | Janssen
Disclosure of classes of share capital
Share price (euro per share) | € / shares		€ 0.03		€ 0.03
Capital increase, net (in shares)		3,762,923		959,637								959,637
Share Capital | Janssen | ADS Shares
Disclosure of classes of share capital
Par value per share (euro per share) | $ / shares							$ 5.36
Share price (euro per share) | € / shares	€ 0.03
Capital increase, net (in shares)	901,256
Share Capital | AGA 2021
Disclosure of classes of share capital
Share price (euro per share) | € / shares					€ 0.03
Capital increase, net (in shares)					354,510
Share Capital | AGA 2020
Disclosure of classes of share capital
Capital increase, net (in shares)															50,000